AST BOND PORTFOLIO 2034
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investment — 94.3%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	481,735	$4,562,031
(cost $4,606,651)

Short-Term Investment — 1.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $64,986)	64,986	64,986

TOTAL INVESTMENTS—95.7% (cost $4,671,637)(wa)		4,627,017

Other assets in excess of liabilities(z) — 4.3%		210,288

Net Assets — 100.0%		$4,837,305

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
48	10 Year U.S. Ultra Treasury Notes	Dec. 2023	$5,355,000	$(156,047)
6	20 Year U.S. Treasury Bonds	Dec. 2023	682,687	(37,892)
				(193,939)
Short Positions:
6	2 Year U.S. Treasury Notes	Dec. 2023	1,216,266	3,701
19	5 Year U.S. Treasury Notes	Dec. 2023	2,001,828	15,461
14	10 Year U.S. Treasury Notes	Dec. 2023	1,512,875	26,153
3	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	356,063	27,558
				72,873
				$(121,066)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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